Projected Weighted-Average Default Rates and Loss Severities (Detail) (Recent Vintage)	Dec. 31, 2011	Dec. 31, 2010
Alt-A
Gain (Loss) on Investments [Line Items]
Default Rate	44.00%	42.00%
Severity	57.00%	49.00%
Subprime RMBS
Gain (Loss) on Investments [Line Items]
Default Rate	63.00%	68.00%
Severity	73.00%	65.00%
Prime RMBS
Gain (Loss) on Investments [Line Items]
Default Rate	25.00%	20.00%
Severity	43.00%	42.00%